Intangibles	12 Months Ended
Jun. 30, 2023
Intangibles [Abstract]
Intangibles

Note 20. Intangibles

	Consolidated
	30 June 2023	30 June 2022
	$	$

Goodwill	3,210,161	-

Customer relationships	158,000	-
Less: Provision for impairment	(158,000)	-
	-	-

In-process R&D software	374,000	-

Brand	87,000	-
Less: Provision for Impairment	(87,000)	-
	-	-

Application development	1,972,994	1,958,742
Less: Accumulated amortisation	(1,243,445)	(986,010)
	729,549	972,732

	4,313,710	972,732

Reconciliations

Reconciliations of the written down values at the beginning and end of the current financial year are set out below:

	Goodwill	Application Development	In-process R&D software	Customer Relationships	Brand and media presence	Total
Consolidated	$	$	$	$	$	$

Balance at 1 July 2022	-	972,732	-	-	-	972,732
Additions through Vertica business combination (Note 4)	607,176	-	374,000	-	-	981,176
Additions through Wellteq business combination (Note 4)	2,602,985	-	-	158,000	87,000	2,847,985
Additions	-	14,252	-	-	-	14,252
Impairment of assets	-	-	-	(158,000)	(87,000)	(245,000)
Amortisation expense	-	(257,435)	-	-	-	(257,435)
Balance at 30 June 2023	3,210,161	729,549	374,000	-	-	4,313,710

Impairment testing

Goodwill acquired through business combinations of Wellteq and Vertica have been allocated to a single cash-generating unit at the consolidated entity’s level.

The recoverable amount of the consolidated entity’s goodwill has been determined by a value-in-use calculation using a discounted cash flow model, based on a 3 year projection period approved by management and extrapolated for a further 2 years using a steady rate. Management has assessed that there is a single Cash Generating Unit as follows:

Cash Generating Unit

Management has formed a view that AHI is a single Cash Generating Unit (CGU), on the basis that:

●	The acquisition of the Wellteq and Vertica groups was to combine the technology of both companies into single digital solution to deliver scalable health assessment, risk stratification and digital triage to healthcare providers, insurers, employers and government agencies.

●	AHI communicated this objective at the time of the Wellteq acquisition on 9 December 2022. The ASX release makes clear the intention to have a single software solution.

●	At the time of acquisition of Vertica, Vertica did not have a product which was in a commercial state, and did not derive its own income.

●	At the time of acquisition of Wellteq, it did have a commercialised product which developed income. However as detailed above, that product has now ceased operation as the broader integration into the AHI platform has been undertaken.

●	No segmentation is conducted in the company’s financial statements as it is of the view it operates within a single segment.

●	Future sales of the combined AHI digital solution, combining all technology, will be made under the AHI brand.

In assessing the recoverable amount of the Intangible Assets acquired through the Wellteq business combination, management formed the view that the following impairment factors existed:

●	In the quarter ended 30 June 2023, management undertook a review of the consolidated entity’s service offering and technology stack, it was determined that it would cease operation of the Wellteq platform, and agreements with all customers would be terminated. No services on these customers were provided by this platform after 31 July 2023. The Wellteq platform was Wellteq’s sole source of income and engagement with customers.

●	As a result of this decision and a re-focussing on the entire AHI business on a Biometric Health Assessment (BHA) and scan-based product, multiple roles were made redundant, particularly impacting staff that supported or developed the Wellteq platform.

●	With the decommissioning of the platform, all customer relationships ceased and the Wellteq brand was removed from the market. AHI does not intend to use the Wellteq brand going forward.

●	However, as part of the future offering to customers, Wellteq will contribute experience and knowledge towards mental health and analytics capabilities within the AHI offering. Future customer agreements will, in some part, require an allocation towards Wellteq’s contribution to the overall offering.

Given the factors above, management has formed the view that customer relationships and brand and media presence has no future value and therefore fully impaired.

Key assumptions are those to which the recoverable amount of an asset or CGU is most sensitive.

The following key assumptions were used in the discounted cash flow model for the CGU:

●	58% pre-tax discount rate

●	2% per annum projected revenue growth rate from year 4 (equivalent to compound annual growth rate of 110%)

●	10% per annum increase in operating costs and overheads from year 4

●	Cash generated from the CGU arises from the recent announcement of the Changlin Network Technology Ltd licensing agreement (Note 38), and estimates of inflows from other recently signed agreements.

The discount rate of 58% pre-tax reflects management’s estimate of the time value of money and assess risk from management of the consolidated entity’s weighted average cost of capital adjusted for the CGU.

Management believes the projected 2% revenue growth rate is prudent and justified as the time horizon beyond 3 years is difficult to project. A 10% per annum increase in operating costs and overheads is considered justified to cater for growth of employee salaries and team expansion.

Based on the above, the recoverable amount of the goodwill based on value-in-use calculation exceeded the value of carrying amount. Therefore, management has assessed that goodwill does not require impairment during the period.

Sensitivity

As disclosed in Note 2, the directors have made judgements and estimates in respect of impairment testing of goodwill. Should these judgements and estimates not occur the resulting goodwill carrying amount may decrease. The sensitivities are as follows.

If the upfront fee of USD$10m from Changlin commercial agreement is not achieved, the recoverable value of the goodwill will not be affected as the value-in-use is still greater than the carrying value recorded. Under this assumption:

●	Revenue would need to further decrease by more than 67.5% before goodwill would need to be impaired, with all other assumptions remaining constant; or

●	The discount rate would be required to increase to 98.2% before goodwill would need to be impaired, with all other assumptions remaining constant.

Management believes that other reasonable changes in the key assumptions on which the recoverable amount of the goodwill is based would not cause the cash-generating unit’s carrying amount to exceed its recoverable amount.

If there are any negative changes in the key assumptions on which the recoverable amount of goodwill is based, this would result in a further impairment charge for the goodwill.

In-process R&D Software

As part of the acquisition of Vertica (Note 4), the consolidated entity acquired in-process R&D software. When complete, management is of the view that it will have a finite useful life as the product is constantly improved, iterated upon and ultimately, become obsolete as time passes.

As at 30 June 2023 management has assessed this software as still being in development and not in a stage ready for commercial use. At the point in time where income is derived to which the asset contributes, management will commence amortising the asset over its projected useful life.